Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Prepayments for revenue sharing cost	[1]	¥ 1,117,431		¥ 782,518
Prepayments for sales tax		523,282		202,025
Inventories, net		455,767		160,006
Prepayments of marketing and other operational expenses		181,764		64,068
Deposits		106,555		51,661
Prepayments to inventory suppliers		94,746		19,970
Prepayments for content cost		73,496		195,175
Loans to investees or ongoing investments		68,681		187,672
Prepayments /receivables relating to jointly invested content		36,246		28,664
Interest income receivable		10,927		6,396
Others		138,153		67,632
Total		¥ 2,807,048	$ 440,487	¥ 1,765,787

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheets as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users. The related direct and incremental platform commissions as well as game developers’ licensing fees are deferred and reported in “Prepayments and Other Current Assets” on the consolidated balance sheets.